File No. 333-257213

As filed with the Securities and Exchange Commission on September 15, 2021

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 02549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

PRE-EFFECTIVE AMENDMENT NO. [   ]

POST-EFFECTIVE AMENDMENT NO. 1

PEAR TREE FUNDS

(Exact Name of Registrant as Specified in Charter)

55 Old Bedford Road

Lincoln, Massachusetts 01773

(Address of Principal Executive Offices and Zip Code)

(781) 259-1144

(Registrant’s Telephone Number, including Area Code)

Willard L. Umphrey

President

PEAR TREE ADVISORS, INC.

55 Old Bedford Road

Lincoln, Massachusetts 01773

(Name and Address of Agent for Service)

Copy to:

John Hunt, Esquire

SULLIVAN & WORCESTER, LLP

One Post Office Square

Boston, Massachusetts 02109

Approximate Date of Proposed Public Offering: It is proposed that this filing will be effective immediately upon filing pursuant to paragraph (b) of Rule 485.

No filing fee is required because the Registrant has previously registered an indefinite number of shares under the Securities Act of 1933 pursuant to Section 24(f) under the Investment Company Act of 1940.

Title of Securities Being Registered: Ordinary and Institutional Shares, no par value per share, of Pear Tree Essex Environmental Opportunities Fund, a separate series of the Registrant.

Explanatory Note:

Part A – Combined Prospectus/Proxy Statement and Part B – Statement of Additional Information, each in the form filed on July 23, 2021 pursuant to Rule 497 under the Securities Act of 1933, as amended (File No. 333-102055), are incorporated herein by reference.

This Amendment is being filed in order to file, as Exhibit 12 to this Registration Statement, the Opinion of Sullivan & Worcester LLP supporting the tax matters and consequences to shareholders discussed in the Combined Prospectus/Proxy Statement.

PART C

OTHER INFORMATION

ITEM 15.	Indemnification

Pear Tree Funds (the “Registrant”) incorporates herein by reference the response to Item 30 of the Registration Statement filed with the Securities and Exchange Commission (the “SEC”) on March 19, 2021 with Post-Effective Amendment No. 75.

ITEM 16.	Exhibits

1.	Second Amended and Restated Declaration of Trust of Registrant dated May 26, 2011 (incorporated by reference to Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A filed on June 1, 2011)

2.	Amended and Restated By-Laws of the Trust dated October 22, 2008 (incorporated by reference to Post-Effective Amendment No. 41 to the Registration Statement on Form N-1A filed on August 1, 2009)

3.	Not applicable

4.	Agreement and Plan of Reorganization – included in Part A as Appendix A

5.	Instruments Defining Rights of Security Holders are incorporated by reference to Exhibits 1 and 2, above.

6.	Copies of Investment Advisory Contracts:

(a)	Amended and Restated Management Contract between the Trust and Quantitative Investment Advisors, Inc. (currently known as Pear Tree Advisors, Inc., the “Manager”) dated May 1, 2008 (incorporated by reference to Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A filed on April 30, 2008)

(b)	Sub-Advisory Contract between the Manager and Essex Investment Management Company, LLC relating to Pear Tree Essex Environmental Fund (incorporated by reference to Post-Effective Amendment No. 77 to the Registration Statement on Form N-1A filed on August 31, 2021)

7.	Copies of Underwriting and Distribution Agreements, Dealer Agreements:

(a)	Restated Distribution Agreement between Registrant and U.S. Boston Capital Corporation dated May 1, 2008 (incorporated by reference to Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A filed on April 30, 2008)

(b)	Amendment dated November 30, 2017 to the Restated Distribution Agreement dated May 1, 2008 (incorporated by reference to Post-Effective Amendment No. 61 to the Registration Statement on Form N-1A filed on February 6, 2017)

(c)	Form of Selling Group Agreement (incorporated by reference to Post-Effective Amendment No. 36 to the Registration Statement on Form N-1A filed on July 27, 2007)

(d)	Form of Selling Group Agreement (incorporated by reference to Post-Effective Amendment No. 54 to the Registration Statement on Form N-1A filed on July 31, 2014)

8.	Not applicable

9.	Custody Agreement between UMB Bank, N.A. and the Trust, dated March 19, 2020 (incorporated by reference to Post-Effective Amendment No. 73 to the Registration Statement August 3, 2020)

10.	Copies of Rule 12b-1 Plans, Rule 18f-3 Plans, and related agreements:

(a)	Distribution Plan pursuant to Rule 12b-1 (Ordinary Shares) is included as an exhibit to the Restated Distribution Agreement between Registrant and U.S. Boston Capital Corporation dated May 1, 2008 (incorporated by reference to Post-Effective Amendment No. 61 to the Registration Statement on Form N-1A filed on February 6, 2017)

(b)	Multiple Class Plan Pursuant to Rule 18f-3 (incorporated by reference to Post-Effective Amendment No. 61 to the Registration Statement February 6, 2017)

11.	Opinion and Consent of Counsel Regarding Legality of Shares to be Issued (incorporated by reference to the Registrant’s Form N-14 registration statement filed on June 21, 2021)

12.	Opinion (and Consent) of Counsel on Tax Matters – filed herewith

13.	Other Material Contracts

(a)	Administration Agreement dated November 1, 2008 (incorporated by reference to Post-Effective Amendment No. 41 to the Registration Statement on August 1, 2009)

(b)	Administration and Fund Accounting Agreement between UMB Fund Services, LLC and the Trust dated March 19, 2020 (incorporated by reference to Post-Effective Amendment No. 73 to the Registration Statement August 3, 2020)

(c)	Amended and Restated Transfer Agent and Service Agreement between Registrant and Pear Tree Institutional Services, a division of the Manager, dated May 1, 2008 (incorporated by reference to Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A filed on April 30, 2008)

14.	Consent of Cohen & Company, Ltd. (incorporated by reference to the Registrant’s Form N-14 registration statement filed on June 21, 2021)

15.	Not applicable

16.	Powers of Attorney of the Trustees of the Registrant (incorporated by reference to Post-Effective Amendment No. 72 to the Registration Statement June 2, 2020)

17.	Form of Proxy Card (incorporated by reference to the Registrant’s Form N-14 registration statement filed on June 21, 2021)

ITEM 17.	Undertakings

1.	The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended (the “Securities Act”), the reoffering prospectus will contain the information called for by the applicable registration form for the re-offerings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

2.	The undersigned Registrant agrees that every prospectus that is filed under paragraph 1 above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

As required by the Securities Act of 1933, as amended, this Registrant Statement on Form N-14 has been duly signed by the Registrant in the Town of Lincoln and the Commonwealth of Massachusetts, on the 15th day of September 2021.

PEAR TREE FUNDS

By:	/s/ Willard L. Umphrey
Willard L. Umphrey, President

As required by the Securities Act of 1933, as amended, this Registration Statement on Form N-14 has been signed by the following persons in the capacities and on the dates indicated.

	Signatures		Title	Date

	/s/ Willard L. Umphrey		President and Trustee	September 15, 2021
	Willard L. Umphrey		(Principal Executive Officer)

	/s/ Leon Okurowski		Treasurer	September 15, 2021
	Leon Okurowski		(Principal Financial Officer)

	/s/ Robert M. Armstrong	*	Trustee	September 15, 2021
Robert M. Armstrong

	/s/ John M. Bulbrook	*	Trustee	September 15, 2021
John M. Bulbrook

	/s/ William H. Dunlap	*	Trustee	September 15, 2021
William H. Dunlap

	/s/ Clinton S. Marshall	*	Trustee	September 15, 2021
Clinton S. Marshall

*By:	/s/ Willard L. Umphrey
Willard L. Umphrey

* Pursuant to Power of Attorney

EXHIBIT INDEX

Exhibit No.	Description of Exhibit

12.	Opinion of Sullivan & Worcester LLP on Tax Matters